Long-term debt - Financial Covenants (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Long Term Debt
Liabilities arising from financing activities at beginning of period	$ 884.7
Borrowings	727.6
Repayments	(725.9)
Fair Value changes	213.6
Interest & Accretion	59.9
Liabilities arising from financing activities at end of period	1,159.9
Long-term debt
Long Term Debt
Liabilities arising from financing activities at beginning of period	714.5
Borrowings	427.6
Repayments	(665.3)
Fair Value changes	0.0
Interest & Accretion	12.4
Liabilities arising from financing activities at end of period	489.2
Interest payable
Long Term Debt
Liabilities arising from financing activities at beginning of period	5.7
Borrowings	0.0
Repayments	(36.5)
Fair Value changes	0.0
Interest & Accretion	47.5
Liabilities arising from financing activities at end of period	16.7
Gold stream obligation
Long Term Debt
Liabilities arising from financing activities at beginning of period	164.5
Borrowings	0.0
Repayments	(24.1)
Fair Value changes	77.5
Interest & Accretion	0.0
Liabilities arising from financing activities at end of period	217.9
New Afton
Long Term Debt
Liabilities arising from financing activities at beginning of period	0.0
Borrowings	300.0
Repayments	0.0
Fair Value changes	136.1
Interest & Accretion	0.0
Liabilities arising from financing activities at end of period	$ 436.1